Other Income - Summary of Other Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Government grants other income
generation based incentive	₨ 1,141	$ 12	₨ 1,395	₨ 1,911
others	310	3	11	11
Compensation for loss of revenue	16	0	294	221
Gain on sale of property, plant and equipment and ROU assets	61	1	4	1
Insurance claim	1,225	13	907	758
Gain on disposal of subsidiaries (net) (refer Note 36)	3,542	38	3,088	3,659
Excess provisions written back	352	4	0	89
Reversal of impairment allowances of financial asset	763	8	0	0
Gain on acquisition of 3E NV	2,383	25	0	0
Miscellaneous income	645	7	581	569
Fair value change of mutual fund (including realised gain)	634	7	103	90
Total	₨ 11,072	$ 118	₨ 6,383	₨ 7,309